DISPOSALS TO GOLAR PARTNERS - Narrative (Details) - Golar Partners - Fair value of 50% retained investment in Golar Power - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2015	Mar. 31, 2014
Golar Eskimo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received	$ 226,010
Carrying value of the net assets sold to Golar Partners	(123,604)
Gain on disposal	102,406
Cash consideration for vessel and charter	390,000
Accumulated bank debt	162,800
Purchase price adjustments	$ 1,200
Golar Igloo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received		$ 156,001
Carrying value of the net assets sold to Golar Partners		(112,714)
Gain on disposal		43,287
Cash consideration for vessel and charter		310,000
Accumulated bank debt		161,300
Purchase price adjustments		$ 7,300